Variable interest entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Carrying Value of Variable Interest Entities of Consolidated Financial Statements

The carrying values of VIEs included in the consolidated financial statements as of March 31, 2016 and December 31, 2015 are as follows:

	March 31, 2016		December 31, 2015
	Assets	Liabilities	Assets	Liabilities
PF Melville	$3,790	$—	$3,728	$—
MMR	3,025	—	2,953	—

Total	$6,815	$—	$6,681	$—

The carrying values of VIEs included in the consolidated financial statements as of December 31, 2015 and December 31, 2014 are as follows:

	December 31, 2015		December 31, 2014
	Assets	Liabilities	Assets	Liabilities
PF Melville	$3,728	$—	$3,479	$—
MMR	2,953	—	2,750	—

Total	$6,681	$—	$6,229	$—